UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

FORM N-Q

MARCH 31, 2012

LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of Investments (unaudited)	March 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.2%
CONSUMER DISCRETIONARY - 11.0%
Hotels, Restaurants & Leisure - 2.0%
McDonald’s Corp.	77,330	$7,586,073
Starwood Hotels & Resorts Worldwide Inc.	11,210	632,356
Yum! Brands Inc.	70,210	4,997,548

Total Hotels, Restaurants & Leisure		13,215,977

Internet & Catalog Retail - 0.4%
Amazon.com Inc.	12,520	2,535,425	*

Media - 5.2%
Comcast Corp., Class A Shares	529,310	15,884,593
News Corp., Class A Shares	165,042	3,249,677
Walt Disney Co.	349,546	15,303,124

Total Media		34,437,394

Multiline Retail - 0.6%
Target Corp.	68,860	4,012,472

Specialty Retail - 2.8%
Home Depot Inc.	243,360	12,243,442
TJX Cos. Inc.	161,100	6,397,281

Total Specialty Retail		18,640,723

TOTAL CONSUMER DISCRETIONARY		72,841,991

CONSUMER STAPLES - 10.4%
Beverages - 1.7%
Coca-Cola Co.	113,360	8,389,774
PepsiCo Inc.	41,150	2,730,302

Total Beverages		11,120,076

Food & Staples Retailing - 3.1%
CVS Caremark Corp.	148,210	6,639,808
Wal-Mart Stores Inc.	228,060	13,957,272

Total Food & Staples Retailing		20,597,080

Food Products - 2.6%
General Mills Inc.	113,510	4,477,970
H.J. Heinz Co.	101,870	5,455,138
Kraft Foods Inc., Class A Shares	147,413	5,603,168
McCormick & Co. Inc., Non Voting Shares	25,150	1,368,915

Total Food Products		16,905,191

Household Products - 3.0%
Kimberly-Clark Corp.	71,950	5,316,385
Procter & Gamble Co.	216,376	14,542,631

Total Household Products		19,859,016

TOTAL CONSUMER STAPLES		68,481,363

ENERGY - 10.3%
Energy Equipment & Services - 1.7%
Cameron International Corp.	47,900	2,530,557	*
Exterran Holdings Inc.	18	237	*
National-Oilwell Varco Inc.	30,780	2,446,087
Schlumberger Ltd.	47,359	3,311,815
Weatherford International Ltd.	184,170	2,779,125	*

Total Energy Equipment & Services		11,067,821

Oil, Gas & Consumable Fuels - 8.6%
Anadarko Petroleum Corp.	61,160	4,791,274
Apache Corp.	42,444	4,263,075
Chevron Corp.	116,270	12,468,795
ConocoPhillips	54,560	4,147,106
Devon Energy Corp.	36,790	2,616,505
Exxon Mobil Corp.	266,085	23,077,552

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - continued
Hess Corp.	46,720	$2,754,144
Newfield Exploration Co.	24,842	861,520	*
Spectra Energy Corp.	74,805	2,360,098

Total Oil, Gas & Consumable Fuels		57,340,069

TOTAL ENERGY		68,407,890

FINANCIALS - 14.9%
Capital Markets - 0.2%
Morgan Stanley	80,090	1,572,967

Commercial Banks - 2.8%
CIT Group Inc.	42,870	1,767,959	*
SunTrust Banks Inc.	78,930	1,907,738
U.S. Bancorp	150,070	4,754,218
Wells Fargo & Co.	290,375	9,913,402

Total Commercial Banks		18,343,317

Consumer Finance - 0.5%
Capital One Financial Corp.	60,260	3,358,892

Diversified Financial Services - 2.7%
Citigroup Inc.	188,768	6,899,470
JPMorgan Chase & Co.	233,328	10,728,422

Total Diversified Financial Services		17,627,892

Insurance - 6.5%
Alleghany Corp.	3,230	1,062,993	*
Berkshire Hathaway Inc., Class A Shares	79	9,630,100	*
MetLife Inc.	239,406	8,941,814
Prudential Financial Inc.	62,340	3,951,733
Travelers Cos. Inc.	326,870	19,350,704

Total Insurance		42,937,344

Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp.	86,580	5,456,272
Annaly Capital Management Inc.	297,231	4,702,194

Total Real Estate Investment Trusts (REITs)		10,158,466

Real Estate Management & Development - 0.7%
Forest City Enterprises Inc., Class A Shares	298,500	4,674,510	*

TOTAL FINANCIALS		98,673,388

HEALTH CARE - 9.8%
Biotechnology - 0.8%
Amgen Inc.	56,910	3,869,311
Onyx Pharmaceuticals Inc.	35,910	1,353,089	*

Total Biotechnology		5,222,400

Health Care Equipment & Supplies - 0.2%
Thermo Fisher Scientific Inc.	24,190	1,363,832

Health Care Providers & Services - 2.0%
Aetna Inc.	112,870	5,661,559
AmerisourceBergen Corp.	42,660	1,692,749
Express Scripts Inc.	55,620	3,013,491	*
UnitedHealth Group Inc.	47,640	2,807,902

Total Health Care Providers & Services		13,175,701

Pharmaceuticals - 6.8%
Abbott Laboratories	51,749	3,171,696
Bristol-Myers Squibb Co.	168,380	5,682,825
GlaxoSmithKline PLC, ADR	120,750	5,422,883
Johnson & Johnson	171,960	11,342,482
Merck & Co. Inc.	213,230	8,188,032

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

SECURITY	SHARES	VALUE
Pharmaceuticals - continued
Pfizer Inc.	487,990	$11,057,853

Total Pharmaceuticals		44,865,771

TOTAL HEALTH CARE		64,627,704

INDUSTRIALS - 9.3%
Aerospace & Defense - 1.6%
Honeywell International Inc.	118,350	7,225,267
Raytheon Co.	63,120	3,331,474

Total Aerospace & Defense		10,556,741

Air Freight & Logistics - 2.0%
United Parcel Service Inc., Class B Shares	161,230	13,014,486

Commercial Services & Supplies - 0.2%
Waste Management Inc.	46,667	1,631,478

Industrial Conglomerates - 4.7%
3M Co.	64,990	5,797,758
General Electric Co.	592,190	11,885,253
Tyco International Ltd.	106,390	5,976,990
United Technologies Corp.	89,840	7,451,330

Total Industrial Conglomerates		31,111,331

Machinery - 0.8%
Eaton Corp.	106,060	5,284,970

TOTAL INDUSTRIALS		61,599,006

INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 3.1%
Cisco Systems Inc.	410,263	8,677,063
Motorola Solutions Inc.	95,000	4,828,850
QUALCOMM Inc.	99,167	6,745,339

Total Communications Equipment		20,251,252

Computers & Peripherals - 4.7%
Apple Inc.	44,633	26,756,145	*
EMC Corp.	141,149	4,217,532	*

Total Computers & Peripherals		30,973,677

Internet Software & Services - 2.9%
eBay Inc.	204,485	7,543,451	*
Google Inc., Class A Shares	18,582	11,915,522	*

Total Internet Software & Services		19,458,973

IT Services - 4.3%
Automatic Data Processing Inc.	125,040	6,900,958
International Business Machines Corp.	58,310	12,166,381
VeriFone Holdings Inc.	33,950	1,760,986	*
Visa Inc., Class A Shares	65,390	7,716,020

Total IT Services		28,544,345

Semiconductors & Semiconductor Equipment - 1.0%
Broadcom Corp., Class A Shares	52,660	2,069,538	*
Texas Instruments Inc.	135,170	4,543,064

Total Semiconductors & Semiconductor Equipment		6,612,602

Software - 4.6%
Citrix Systems Inc.	45,330	3,576,990	*
Microsoft Corp.	614,715	19,824,559
Oracle Corp.	210,420	6,135,847
SAP AG, ADR	14,370	1,003,314

Total Software		30,540,710

TOTAL INFORMATION TECHNOLOGY		136,381,559

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

SECURITY	SHARES	VALUE
MATERIALS - 5.7%
Chemicals - 4.7%
Celanese Corp., Series A Shares	101,450	$4,684,961
E.I. du Pont de Nemours & Co.	83,340	4,408,686
Ecolab Inc.	97,650	6,026,958
Monsanto Co.	48,560	3,873,145
PPG Industries Inc.	125,430	12,016,194

Total Chemicals		31,009,944

Metals & Mining - 0.2%
Newmont Mining Corp.	24,610	1,261,755

Paper & Forest Products - 0.8%
International Paper Co.	161,420	5,665,842

TOTAL MATERIALS		37,937,541

TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.8%
AT&T Inc.	402,600	12,573,198
Verizon Communications Inc.	163,030	6,232,637

TOTAL TELECOMMUNICATION SERVICES		18,805,835

UTILITIES - 1.4%
Electric Utilities - 0.6%
American Electric Power Co. Inc.	31,300	1,207,554
NV Energy Inc.	162,200	2,614,664

Total Electric Utilities		3,822,218

Multi-Utilities - 0.8%
National Grid PLC, ADR	29,240	1,476,035
Wisconsin Energy Corp.	102,320	3,599,618

Total Multi-Utilities		5,075,653

TOTAL UTILITIES		8,897,871

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $419,444,376)		636,654,148

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 4.2%
Repurchase Agreements - 4.2%
Interest in $625,000,000 joint tri-party repurchase agreement dated 3/30/12 with RBS Securities Inc.; Proceeds at maturity - $27,750,162; (Fully collateralized by U.S. government obligations, 0.170% to 7.125% due 4/20/12 to 1/15/30; Market value - $28,305,023) (Cost - $27,750,000)	0.070%	4/2/12	$27,750,000	27,750,000

TOTAL INVESTMENTS - 100.4% (Cost - $447,194,376#)				664,404,148
Liabilities in Excess of Other Assets - (0.4)%				(2,514,585)

TOTAL NET ASSETS - 100.0%				$661,889,563

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Variable Appreciation Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies The independent third party pricing services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/ spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$636,654,148	—	—	$636,654,148
Short-term investments†	—	$27,750,000	—	27,750,000

Total investments	$636,654,148	$27,750,000	—	$664,404,148

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$218,742,335
Gross unrealized depreciation	(1,532,563)

Net unrealized appreciation	$217,209,772

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2012, the Portfolio did not invest in any derivative instruments.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 29, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: May 29, 2012